Employees and Personnel Costs - Wages and Salaries (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employees and Personnel Costs
Wages and Salaries	kr 190,145	kr 123,597	kr 49,608
Parent Company | Board and executive management
Employees and Personnel Costs
Wages and Salaries	33,471	27,792	19,211
Parent Company | Other employees
Employees and Personnel Costs
Wages and Salaries	52,126	33,370	15,598
Subsidiaries | Board and executive management
Employees and Personnel Costs
Wages and Salaries	14,493	4,983	3,184
Subsidiaries | Other employees
Employees and Personnel Costs
Wages and Salaries	kr 90,055	kr 57,452	kr 11,615